Warrants Presented at Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of outstanding warrants classified as a liability
Outstanding	Exercise price		Issuance year	Exercisable through		Fair value

120,000	$0.92	(*)	2014	(***	)	$94	(****)
905,555	0.17		2017	2022		5,841	Refer to Note 8.a.
436,666	1.50		2017	2022		2	(****)
33,332	1.20		2017	2022		0	Refer to Note 8.a.
33,332	1.00		2017	2022		0	Refer to Note 8.a.
675,926	(**	)	2017	2022		54,731	(****)
11,111	1.20		2017	2022		0	(****)
1,659,971	0.17		2018	2022		11,359	Refer to Note 8.a.
1,411,765	0.17		2019	2024		34,948	Refer to Note 8.e.

5,287,658						$106,975	(*****)

Outstanding	Exercise price		Issuance year		Exercisable through		Fair value

120,000	$0.92	(*)	2014		(****	)	$2,002	(******)
374,001	1.50		2016		2021		91
905,555	0.17		2017		2022		108,090	Refer to Note 8.a.
436,666	1.50		2017		2022		4,266	(******)
33,332	1.20		2017		2022		485	Refer to Note 8.a.
33,332	1.00		2017		2022		485	Refer to Note 8.a.
675,926	(**	)	2017		2022		155,839	(******)
11,111	1.20		2017		2022		143
1,659,971	0.17		2018		2022		199,083	Refer to Note 8.a.
29,411,765	0.17		2018		2021	(*****)	2,598,037
15,096,365	(***	)	(***	)	(***	)	1,333,511
1,411,765	0.17		2019		2024		204,242	Refer to Note 8.e.
5,882,352	0.17		2019		2021		430,469
18,382,352	0.17		2019		2021	(*****)	1,623,773
13,970,587	0.17		2019		2021		1,334,255
246,294	0.17		2020		2021	(*****)	21,756
8,000,000	$0.26		2020		2022		$691,473

96,651,374							$8,708,000	(*******)